Taxation (Details) - Schedule of reconciliation of tax computed by applying the statutory income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Loss before income taxes	$ (28,886)	$ (55,655)	$ (35,683)
Income tax income computed at the statutory income tax rate at 25%	7,220	13,914	4,594
Non-deductible expenses	71	(1,095)	380
Non-taxation income	19
Preferential rate	1,970	(935)	(820)
Current and deferred tax rate differences	299	(709)	291
Foreign rate differences	(3,682)	(3,316)	(5)
Change of valuation allowance	(6,860)	(8,024)	(4,587)
Statutory income
R&D super deduction	904	610	323
Income tax (expense) benefit	$ (59)	$ 445	$ (406)